Share-based payments - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based payments
Share-based payment expenses	€ 77	€ 62	€ 99